EARNING PER SHARE (Details) - USD ($)	3 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Numerator
Loss for the period (basic EPS)	$ (7,327,885)	$ (6,369,262)
Loss for the period (basic EPS)	$ (7,327,885)	$ (6,369,262)
Denominator
Weighted average number of shares (basic EPS)	63,428,167	62,851,063
Weighted average number of shares (diluted EPS)	63,428,167	62,851,063
Basic loss attributable to ordinary equity holders of the parent	$ (0.1155)	$ (0.1013)
Diluted loss attributable to ordinary equity holders of the parent	$ (0.1155)	$ (0.1013)